FINANCINGS	6 Months Ended
Jun. 30, 2026
Disclosure Of Equity Financing [Abstract]
FINANCINGS

NOTE 5 – FINANCINGS

a.	September 2022 offering

In September 2022, the Company completed a registered direct offering of 340,909 ADSs at a price of $44.00 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 340,909 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $46.00 per ADS. In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 17,045 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $55.00 per ADS. Gross proceeds from the offering totaled $15.0 million, with net proceeds of $13.5 million, after deducting fees and expenses. The offering consideration allocated to the placement agent warrants amounted to $0.4 million.

The warrants issued to the investors have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 3.62%, and an average standard deviation of 82.5%. The gross consideration initially allocated to the investor warrants amounted to $9.1 million, with total issuance costs initially allocated to the warrants amounting to $0.8 million.

The fair value of the ordinary warrants was immaterial as of June 30, 2026, and was based on the then current price of an ADS, a risk-free interest rate of 4.06%, an average standard deviation of 74.8%, and on the remaining contractual life of the ordinary warrants.

The changes in fair value for the three and six months ended June 30, 2026, which were immaterial, have been recorded as non-operating income in the statement of comprehensive income (loss).

As of June 30, 2026, 63,636 of these warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.

b.	April 2024 offering

In April 2024, the Company completed a registered direct offering of 187,500 ADSs at a price of $32.00 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 187,500 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $32.00 per ADS. Gross proceeds from the offering totaled $6.0 million, with net proceeds of $5.4 million, after deducting fees and expenses.

The warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.21%, and an average standard deviation of 84.7%. The fair value initially allocated to the investor warrants amounted to $6.3 million, with total issuance costs initially allocated to the warrants amounting to $0.6 million.

Due to a difference between the fair value at initial recognition and the transaction price (“day 1 loss”), upon initial recognition, the fair value of the warrants was adjusted by the amount of $0.3 million, to reflect the unrecognized day 1 loss. Following initial recognition, the unrecognized day 1 loss of the warrants is being amortized over its contractual life.

The fair value of the ordinary warrants amounted to $0.2 million as of June 30, 2026, and was based on the then current price of an ADS, a risk-free interest rate of 4.15%, an average standard deviation of 93.4%, and on the remaining contractual life of the ordinary warrants.

The changes in fair value for the three and six months ended June 30, 2026, which were immaterial, have been recorded as non-operating expenses in the statement of comprehensive income (loss).

As of June 30, 2026, none of these warrants had been exercised.

c.	Securities purchase agreement – Highbridge

In November 2024, the Company completed a registered direct offering to certain funds associated with Highbridge Capital Management LLC (“Highbridge”) of 103,037 ADSs and 308,749 pre-funded warrants to purchase ADSs. Each ADS and pre-funded warrant was sold at a purchase price of $21.86 and $21.85, respectively. The Company also issued to the investors unregistered ordinary warrants to purchase an aggregate of 205,893 ADSs. Gross proceeds from the offering totaled $9.0 million, with net proceeds of $8.9 million, after deducting fees and expenses.

The pre-funded warrants are exercisable immediately, do not expire until exercised in full, and have an exercise price of $0.004 per ADS. The ordinary warrants are exercisable immediately, expire four years from the date of issuance, and have an exercise price of $23.60 per ADS.

A holder of the pre-funded or ordinary warrants cannot exercise such warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding share capital of the Company immediately after giving effect to such exercise.

The ordinary warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The pre-funded warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the ordinary warrants.

The fair value of the ordinary warrants is computed using the Black-Scholes option pricing model. The fair value of the ordinary warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.19%, and an average standard deviation of 84.5%. The gross consideration initially allocated to ordinary warrants amounted to $2.7 million, with total issuance costs initially allocated to the ordinary warrants amounting to an immaterial amount.

The fair value of the ordinary warrants amounted to $0.1 million as of June 30, 2026, and was based on the then current price of an ADS, a risk-free interest rate of 4.15%, an average standard deviation of 96.1%, and on the remaining contractual life of the ordinary warrants.

The changes in fair value for the three and six months ended June 30, 2026, which were immaterial, have been recorded as non-operating income in the statement of comprehensive income (loss).

During the six months ended June 30, 2026, none of the pre-funded warrants were exercised, and none of the ordinary warrants were exercised.

d.	January 2025 offering

In January 2025, the Company completed a registered direct offering to certain institutional investors of 858,303 ADSs and 391,697 pre-funded warrants to purchase ADSs. Each ADS and pre-funded warrant was sold at a purchase price of $8.00 and $7.996, respectively. The Company also issued to investors in the offering unregistered ordinary warrants to purchase an aggregate of 1,250,000 ADSs. The pre-funded warrants are exercisable immediately, do not expire until exercised in full, and have an exercise price of $0.004 per ADS. The ordinary warrants are exercisable immediately, expire five years from the date of issuance, and have an exercise price of $8.00 per ADS. A holder of the pre-funded or ordinary warrants cannot exercise such warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or 9.99% at the election of the holder) of the outstanding share capital of the Company immediately after giving effect to such exercise.

In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 62,500 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $10.00 per ADS. The offering consideration allocated to the placement agent warrants amounted to $0.5 million.

Gross proceeds from the offering totaled $10.0 million, with net proceeds of $8.9 million, after deducting fees and expenses.

The investors’ ordinary warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The pre-funded warrants have been classified in shareholders’ equity. The fair value of the ordinary warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the ordinary warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.41%, and an average standard deviation of 90.2%. The fair value initially allocated to the investor ordinary warrants amounted to $10.4 million, with total issuance costs initially allocated to the ordinary warrants amounting to $0.7 million.

Due to a difference between the fair value at initial recognition and the transaction price (“day 1 loss”), upon initial recognition, the fair value of the ordinary warrants was adjusted by the amount of $1.4 million, to reflect the unrecognized day 1 loss. Following initial recognition, the unrecognized day 1 loss of the warrants is being amortized over its contractual life.

The fair value of the ordinary warrants amounted to $2.1 million as of June 30, 2026, and was based on the then current price of an ADS, a risk-free interest rate of 4.17%, an average standard deviation of 90.7%, and on the remaining contractual life of the warrants.

The changes in fair value for the three and six months ended June 30, 2026, amounting to $0.7 million and $0.3 million, respectively, have been recorded as a non-operating expenses in the statement of comprehensive income (loss).

As of June 30, 2026, all of the pre-funded warrants had been exercised, and none of the ordinary warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.